STEIN ROE MUTUAL FUNDS

ANNUAL REPORT
JUNE 30, 2000

[ABACUS PHOTO HERE]

STEIN ROE CASH RESERVES

CASH RESERVES FUND


[STEIN ROE LOGO]
STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS.

Contents
--------------------------------------------------------------------------------


From the President................................................   1

   Stephen Gibson's thoughts on the markets and investing

Performance Summary...............................................   2

Questions & Answers

   Interview with the portfolio manager and
   a summary of investment activity
   Cash Reserves Fund.............................................   3

Portfolio of Investments..........................................   5

   A complete list of investments with market values

Financial Statements..............................................   7

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.....................................   13

Financial Highlights..............................................   16

   Selected per-share data

Report of Ernst & Young LLP,
Independent Auditors..............................................   17


                Must be preceded or accompanied by a prospectus.

From the President
--------------------------------------------------------------------------------

To Our Shareholders
   Consumer confidence remained high and spending was strong, posting near-record sales in many industries during the 12-month period ending June 30, 2000. The U.S. economy continued its steady growth through the second half of 1999, and though it has shown signs of slowing in the first two quarters of 2000, it has not stabilized sufficiently to satisfy the Federal Reserve Board (the Fed).
   The bond market has been volatile, buoyed on the one hand by signs of slowing economic activity, yet troubled by signs of inflation creep on the other. Supply and demand have worked at cross purposes as well, with liquidations of bond mutual funds suppressing demand, even as the Treasury acts to reduce supply by using the budget surplus to buy outstanding Treasury debt. Institutional investors became more cautious, selling off corporate debt and buying short-term treasury, which further added to the volatility.

   We remain confident that for those seeking a relatively stable haven for their dollars and potential for current income, Stein Roe Cash Reserves Fund may be an attractive option. The following report will provide you with more specific information about your Fund's performance and the strategies used during the period. I thank you for giving us the opportunity to serve your investment needs.

   Sincerely,

   /S/ Stephen E. Gibson
   Stephen E. Gibson
   President
   August 18, 2000

Stephen E. Gibson
[STEPHEN GIBSON PHOTO HERE]

Performance Summary
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                           Period Ended June 30, 2000

                                         6 MONTH        1         5         10
                                      (CUMULATIVE)     YEAR      YEARS     YEARS
                                   ---------------------------------------------------
Stein Roe Cash Reserves Fund                 2.70%       5.22%     4.99%     4.69%
U.S. Consumer Price Index (Inflation)        2.38        3.67      2.47      2.86
Lehman Brothers Government Bond Index        4.97        5.01      6.20      7.77
Merrill Lynch High Yield Master II Index    (1.19)      (1.37)     6.75     10.43
Lipper Money Market Fund Average             2.65        5.06      4.91      4.69

-------------------------------------------------------------------------------------

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURN INCLUDES REINVESTMENT OF INCOME. YIELDS FLUCTUATE AND ARE NOT GUARANTEED. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corp. (FDIC) or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The U.S. Consumer Price Index is the government's measure of retail inflation. Each bond index shown above is unmanaged and does not represent the performance of any Stein Roe mutual fund; neither is it available for direct investment. Source of Lipper data: Lipper, Inc., a monitor of mutual fund performance.

Questions & Answers
--------------------------------------------------------------------------------

   An Interview with Jane M. Naeseth, Portfolio Manager of Stein Roe Cash Reserves Fund and SR&F Cash Reserves Portfolio

Jane Naeseth
   [JANE NAESETH PHOTO HERE]


   Q: What happened in the market the fund invests in during the period?

   NAESETH: The most significant force in the short-term bond market is always the Federal Reserve Board. As we expected, the Fed reacted to a strong U.S. economy by raising interest rates five times during the 12-month period ended June 30, 2000, from 5% - 6.5%. The Fed's action benefited shareholders by increasing the income paid by money market securities.

   Q: What was your strategy during the period?

   NAESETH: In anticipation of a long series of interest rate increases by the Fed, we maintained our defensive posture. As a result, the composition of the Portfolio did not change a great deal. The average maturity of the Portfolio remained consistently short during the period, averaging approx imately 26 days. We decreased holdings in letter of credit commercial paper (from 8% to 5.7% of the Fund's assets) and corporate notes (from 5.6% to 4.2%), while increasing holdings in commercial paper (from 79% to 82.5%). We like the flexi bility and risk level of commercial paper because it is issued only by top-rated concerns.



                                    Fund Data
   Investment Objective:

   Stein Roe Cash Reserves Fund seeks maximum current income consistent with capital preservation and maintenance of liquidity. The Fund invests all of its assets in Stein Roe & Farnham Cash Reserves Portfolio as a part of master fund/feeder fund structure. The Portfolio invests in high-quality money market securities.

   Fund Inception:
   Oct. 2, 1976

   Total Net Assets:
   $496.9 million



   Q: What is your outlook for the market?

   NAESETH: Despite the gradual slowing of economic growth, we anticipate the possibility of further tightening by the Fed. Accordingly, we will continue to maintain a cautious approach to managing the Portfolio. As always, we will lengthen average maturity only when we see a yield advantage.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURN INCLUDES REINVESTMENT OF INCOME. YIELDS FLUCTUATE AND ARE NOT GUARANTEED. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Highlights
                             Cash Reserves Portfolio
--------------------------------------------------------------------------------
                           Securities Type Breakdown(1)
--------------------------------------------------------------------------------

                                             PORTFOLIO             PORTFOLIO
                                           JUNE 30, 2000         JUNE 30, 1999
--------------------------------------------------------------------------------
Commercial Paper                               82.5%                 79.1%
Yankee Certificates of Deposit                  7.6                   7.1
Letters of Credit Commercial Paper              5.7                   8.2
Corporate Notes                                 4.2                   5.6
--------------------------------------------------------------------------------
Total Investments                             100.0%                100.0%

                              Portfolio Statistics

                                             PORTFOLIO             PORTFOLIO
                                           JUNE 30, 2000         JUNE 30, 1999
--------------------------------------------------------------------------------
7-Day Dollar-Weighted
Average Maturity                            25.86 days            27.10 days
7-Day Current Yield2                           5.62%                 4.37%

1 The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

2 Net of all fees and expenses and represents an annualization of dividends declared and payable to shareholders for the last seven days of investments.

--------------------------------------------------------------------------------

                                    Maturity
[CHART DATA]
As of June 30, 2000

Greater than 59 days     14.0%
30-59 days               11.0%
15-29 days                8.0%
5-14 days                59.0%
1-4 days                  8.0%


[CHART DATA]
As of June 30, 1999

Greater than 59 days     14.7%
30-59 days                9.0%
15-29 days               15.2%
5-14 days                51.5%
1-4 days                  9.6%

SR&F Cash Reserves Portfolio
-------------------------------------------------------------------------------
Investment Portfolio at June 30, 2000
(All amounts in thousands)

                                                              INTEREST  MATURITY
COMMERCIAL PAPER - 87.9%              RATE(a)      DATE        PAR         VALUE
--------------------------------------------------------------------------------

ASSET SECURITIZATION CORP.,(B)
                                          6.570%     7/13/00 $20,000    $ 19,956
ASSOCIATES FIRST CAPITAL,
                                          6.950%      7/3/00  41,000      40,984
CATERPILLAR FINANCIAL SERVICES CORP.,
                                          6.260%     8/22/00  35,000      34,693
CITIC PACIFIC FINANCE (LOC BANK OF AMERICA),
                                          6.650%      7/3/00  20,000      19,993
COOPER INDUSTRIES INC.,
                                          7.060%      7/5/00  14,000      13,989
CORPORATE ASSET FUNDING,(B)
                                          6.810%      7/5/00  37,000      36,972
COUNTRYWIDE HOME LOANS,
                                          6.810%     7/10/00  37,000      36,937
CSN OVERSEAS (LOC BARCLAYS),
                                          6.280%     8/31/00  24,927      24,671
EATON CORP.,(B)
                                          6.760%      7/5/00  38,000      37,972
ENTERPRISE FUNDING CORP.,(B)
                                          6.810%      7/6/00  25,000      24,976
FALCON ASSET SECURITIZATION,(B)
                                          6.640%     7/14/00  35,000      34,917
GENERAL DYNAMICS,(B)
                                          6.770%     9/11/00   5,000       4,934
GOLDMAN SACHS & CO.,
                                          6.580%     7/17/00  24,000      23,930
GTE CORP.,(B)
                                          6.630%      7/5/00  25,000      24,982
HARLEY-DAVIDSON FUNDING (B):
                                          6.590%     7/10/00  15,135      15,110
                                          6.770%     7/18/00  15,000      14,952
INTERNATIONAL SECURITIZATION,(B)
                                          6.680%     7/12/00  10,587      10,566
NORTHERN INDUSTRIAL PUBLIC SERVICES,
                                          6.700%     7/14/00  35,000      34,916
OLD LINE FUNDING,(B)
                                          6.660%      7/7/00  38,000      37,958
7-ELEVEN CORP.,
                                          6.570%      7/6/00  17,000      16,985
SPECIAL PURPOSE ACCOUNTS RECEIVABLE,(B)
                                          6.600%     7/13/00  35,000      34,923
SUPERIOR FUNDING,(B)
                                          6.640%      7/7/00  35,000      34,962
TARGET CORP.,
                                          6.630%     7/11/00  27,000      26,951
TEXTRON FINANCIAL,
                                          6.650%      7/6/00  24,000      23,978
THAMES ASSET GLOBAL,(B)
                                          6.750%     8/30/00  35,000      34,611
US WEST COMMUNICATIONS,
                                          6.830%     7/18/00  28,000      27,910
                                                                         -------
TOTAL COMMERCIAL PAPER
   (cost of $ 693,728).........                                          693,728
                                                                         -------

--------------------------------------------------------------------------------

SR&F Cash Reserves Portfolio Continued
--------------------------------------------------------------------------------

                                                              INTEREST  MATURITY
CORPORATE NOTES - 4.2%                RATE(a)      DATE          PAR       VALUE
--------------------------------------------------------------------------------
GTE CORP.,
                                          9.375%    12/1/00  $13,000    $ 13,135
WORLDCOM, INC.,(B)
                                          6.940%     8/17/00  20,000      20,037
                                                                         -------
TOTAL CORPORATE NOTES,
   (cost of $33,172)...........                                           33,172
                                                                         -------

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT - 7.6%
ABN - AMRO CANADA
                                          6.240%     8/8/00   30,000      29,808
CANADIAN IMPERIAL HOLDINGS,
                                          7.060%    12/27/00  30,000      30,000
                                                                         -------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (cost of $59,808)...........                                           59,808
                                                                         -------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
      (cost of $786,708)(c)....                                          786,708
                                                                         -------
OTHER ASSETS, LESS LIABILITIES - 0.3%                                      2,055
                                                                         -------
NET ASSETS - 100%..............                                         $788,763
                                                                         =======
--------------------------------------------------------------------------------

(a) The interest rate is the effective rate at the date of purchase except for variable rate notes, for which the interest rate represents the current rate as of the most recent dates.

(b) Represents private placement securities exempt from registration by Section 4(2) Securities Act of 1933. These securities are issued to investors who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At June 30, 2000, the aggregate value of the Fund's private placement securities was $387,828, which represented 49.2% of net assets. None of these securities were deemed illiquid.

(c) At June 30, 2000, the cost of investments for financial reporting and federal income tax purposes was identical.

See accompanying Notes to Financial Statements.

SR&F Cash Reserves Portfolio
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
Ended June 30, 2000
(All amounts in thousands)


ASSETS
Investments at value (cost $786,708)..............................      $786,708
Cash..............................................................         2,127
Interest receivable...............................................            89
                                                                       ---------
   Total Assets...................................................       788,924
                                                                       ---------
LIABILITIES
Accrued:
   Management fee.................................................           135
   Bookkeeping fee................................................             7
   Transfer agent fee.............................................             1
Other.............................................................            18
                                                                       ---------
   Total Liabilities..............................................           161
                                                                       ---------
   Net Assets applicable to investors' beneficial interest........      $788,763
                                                                       =========





See accompanying Notes to Financial Statements.

SR&F Cash Reserves Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2000
(All amounts in thousands)


INVESTMENT INCOME
Interest.........................................................        $47,208
                                                                         -------
EXPENSES
   Management fees...............................................          1,943
   Bookkeeping fees..............................................             44
   Trustees' fees................................................             25
   Audit fee.....................................................             17
   Legal fees....................................................              4
   Transfer agent fees...........................................              6
   Custodian fee.................................................              2
                                                                         -------
   Total expenses................................................          2,041
                                                                         -------
   Net Investment Income.........................................         45,167
                                                                         -------
NET REALIZED LOSS ON INVESTMENTS
   Net realized loss.............................................            (2)
                                                                         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............        $45,165
                                                                         =======

SR&F Cash Reserves Portfolio
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)

                                                             YEAR          YEAR
                                                            ENDED         ENDED
                                                         JUNE 30,      JUNE 30,
                                                             2000          1999
                                                     ------------    ----------
OPERATIONS
Net investment income.............................     $   45,167    $   37,933
Net realized loss on investments..................             (2)           (4)
                                                       ----------    ----------
   Net increase in net assets resulting from operations    45,165        37,929
                                                       ----------    ----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions.....................................      3,386,150     1,549,789
Withdrawals.......................................     (3,415,013)   (1,501,534)
                                                       ----------    ----------
   Net increase (decrease) from transactions in
     investors' beneficial interest...............        (28,863)       48,255
                                                       ----------    ----------
   Net increase in net assets.....................         16,302        86,184

TOTAL NET ASSETS
Beginning of period...............................        772,461       686,277
                                                       ----------    ----------
End of period.....................................     $  788,763    $  772,461
                                                       ==========    ==========



See accompanying Notes to Financial Statements.

Stein Roe Cash Reserves Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2000
(All amounts in thousands, except per-share amount)


ASSETS
Investment in Portfolio, at value.................................      $514,906
Receivable for fund shares sold...................................         3,921
Other ............................................................            78
                                                                       ---------
   Total Assets...................................................       518,905
                                                                       ---------
LIABILITIES
Payable for fund shares repurchased...............................        21,034
Dividends payable.................................................           761
Accrued:
   Administrative fees............................................           115
   Bookkeeping fees...............................................             3
   Transfer agent fees............................................            99
Other.............................................................            43
                                                                       ---------
   Total Liabilities..............................................        22,055
                                                                       ---------
   Net assets.....................................................      $496,850
                                                                       =========
ANALYSIS OF NET ASSETS
Paid-in capital...................................................      $496,750
Undistributed net investment income...............................           100
                                                                       ---------
   Net assets.....................................................      $496,850
                                                                       =========
Shares outstanding (unlimited number authorized)..................       496,628
                                                                       =========
Net asset value per share.........................................        $ 1.00
                                                                       =========





See accompanying Notes to Financial Statements.

Stein Roe Cash Reserves Fund
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2000
(All amounts in thousands)


INVESTMENT INCOME
Interest allocated from Portfolio................................        $30,705
                                                                         -------

EXPENSES
Expenses allocated from Portfolio................................          1,273
Administrative fee...............................................          1,325
Transfer agent fee...............................................            878
Bookkeeping fees.................................................             37
Registration fees................................................             35
Custodian fee....................................................              1
Audit fee........................................................             10
Trustees' fees...................................................              5
Reports to shareholders..........................................             12
Legal fee........................................................              4
                                                                         -------
   Total expenses................................................          3,580
                                                                         -------
   Net investment income.........................................         27,125
                                                                         -------





See accompanying Notes to Financial Statements.

Stein Roe Cash Reserves Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)

                                                                  YEAR          YEAR
                                                                 ENDED          ENDED
                                                              JUNE 30,         JUNE 30,
                                                                  2000           1999
                                                           ------------       ----------
OPERATIONS
Net investment income......................................   $ 27,125          $ 22,933
Net realized loss on investments allocated from Portfolio..         --                (3)
                                                            ----------        ----------
   Net increase in net assets resulting from operations....     27,125            22,930
                                                            ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income...................    (27,025)          (22,933)
                                                            ----------        ----------
SHARE TRANSACTIONS
Subscriptions to fund shares...............................  2,263,416         1,292,705
Value of distributions reinvested..........................     24,804            21,281
Redemptions of fund shares................................. (2,295,156)       (1,304,251)
                                                            ----------        ----------
   Net increase (decrease) from share transactions.........     (6,936)            9,735
                                                            ----------        ----------
   Net increase (decrease) in net assets...................     (6,836)            9,732
TOTAL NET ASSETS
Beginning of period........................................    503,686           493,954
                                                            ----------        ----------
End of period..............................................  $ 496,850         $ 503,686
                                                            ==========        ==========
Undistributed net investment income........................  $     100         $      --
                                                            ==========        ==========
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares ..............................  2,263,416         1,292,663
Issued in reinvestment of distributions....................     24,804            21,281
Redemptions of fund shares................................. (2,295,156)       (1,304,251)
                                                            ----------        ----------
   Net increase (decrease) in fund shares..................     (6,936)            9,693
Shares outstanding at beginning of period..................    503,564           493,871
                                                            ----------        ----------
Shares outstanding at end of period........................    496,628           503,564
                                                            ==========        ==========





See accompanying Notes to Financial Statements.

Notes to Financial Statements
--------------------------------------------------------------------------------
(All amounts in thousands)


Note 1. Organization
Stein Roe Cash Reserves Fund (the "Fund") is a series of Liberty-Stein Roe Funds Income Trust (the "Trust") (formerly Stein Roe Income Trust), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Cash Reserves Portfolio (the "Portfolio"), which seeks maximum income consistent with capital preservation and maintenance of liquidity.
   The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on March 2, 1998. At commencement, Stein Roe Cash Reserves Fund and Liberty Money Market Fund (formerly Colonial Money Market Fund) contributed $493,224 and $187,537, respectively, in securities and other assets in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2000, Stein Roe Cash Reserves Fund and Liberty Money Market Fund owned 65.3% and 34.7%, respectively, of the Portfolio.

--------------------------------------------------------------------------------
Note 2. Significant Accounting Policies
The following summarizes the signi ficant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Transactions and Investment Income:
Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.
    The Portfolio is permitted to invest in repurchase agreements involving securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. The Portfolio requires issuers of repurchase agreements to transfer the securities underlying those agreements to the Portfolio's custodian at the time of payment.

Security Valuations:
The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter assuming a constant amortization to maturity of any discount or premium. In the event that a deviation of 0.50% or more exists between the Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
   The Fund attempts to maintain a per-share net asset value of $1, which management believes will be possible under most conditions. Federal Income
Taxes: No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
   The Fund intends to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At June 30, 2000, the Fund had capital loss carryforwards as follows:

                  Year of
   Amount       Expiration
   ------       ----------
    $106         2002-2008


Distributions to Shareholders
The Fund declares and records distributions daily and pays monthly.

--------------------------------------------------------------------------------
Note 3. Portfolio Composition
Under normal market conditions, the Portfolio will invest a least 25% of its total assets in securities of issuers in the financial services industry (which includes, but is not limited to, banks, consumer and business credit institutions, and other financial services companies). At June 30, 2000, 72% of the Portfolio's net assets were invested in the financial services industry. See the Investment Portfolio for additional inform ation regarding portfolio composition.

--------------------------------------------------------------------------------
Note 4. Trustees' Fees and Transactions with Affiliates
Management & Administrative fees
The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment Advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of the first $500 million of average daily net assets, and 0.225% over $500 million. Bookkeeping fee
   The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25 annually plus 0.0025% annually of the Fund's average daily net assets over $50 million.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

Transfer agent fee
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of Liberty, provides shareholder services for a monthly fee equal to 0.15% annually of the Fund's average daily net assets and receives reimbursement for certain out of pocket expenses.

Other
Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust, who is affiliated with the Advisor.

--------------------------------------------------------------------------------
Note 5. Line of Credit
The Liberty-Stein Roe Municipals Trust (excluding the Stein Roe High Yield Municipals Fund and Stein Roe Municipal Money Market Fund), the Liberty Stein-Roe Investment Trust and the SR&F Base Trust (collectively, the "Trusts"), participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The uncommitted line of credit permits the Trusts to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trusts for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by the Fund based on the relative asset size of the Fund. For the year ended June 30, 2000, the Trusts had no borrowings under the agreement.

Financial Highlights
--------------------------------------------------------------------------------

Cash Reserves Fund
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.




                                                    YEAR ENDED JUNE 30,

                                         2000     1999     1998     1997     1996
                                     -------- -------- -------- -------- --------
NET ASSET VALUE, BEGINNING OF PERIOD  $ 1.000 $  1.000 $  1.000 $  1.000 $  1.000
                                     -------- -------- -------- -------- --------
   Net investment income..........      0.051    0.045    0.050    0.048    0.050

   Distributions from net investment
     income.......................     (0.051)  (0.045)  (0.050)  (0.048)  (0.050)
                                     -------- -------- -------- -------- --------
NET ASSET VALUE, END OF PERIOD....    $ 1.000 $  1.000 $  1.000 $  1.000 $  1.000
                                     ======== ======== ======== ======== ========
Ratio of expenses to average
     net assets...................      0.68%    0.70%    0.75%    0.77%    0.78%
Ratio of net investment income
  to average net assets.......          5.11%    4.58%    4.98%    4.80%    4.98%
Total return .....................      5.22%    4.64%    5.09%    4.92%    5.07%

Net assets, end of period (000's).   $496,850 $503,686 $493,954 $452,358 $476,840


SR&F Cash Reserves Portfolio

                                                        YEAR      YEAR      PERIOD
                                                       ENDED     ENDED       ENDED
                                                    JUNE 30,  JUNE 30,     JUNE 30,
RATIOS TO AVERAGE NET ASSETS                            2000      1999      1998 (a)
                                                    --------  --------  --------
Ratio of net expenses to average net assets........     0.25%     0.25%     0.26%(b)
Ratio of net investment income
     to average net assets.........................     5.52%     4.83%     5.45%(b)

(a)From commencement of operations on March 2, 1998.
(b)Annualized.

Report of Ernst & Young LLP,
Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders, Holders of Investors' Beneficial Interests and Board of Trustees of Liberty Funds Trust II and SR&F Base Trust

Liberty Money Market Fund
SR&F Cash Reserves Portfolio

We have audited the accompanying statement of assets and liabilities of Liberty Money Market Fund (formerly, Colonial Money Market Fund, a series of Liberty Funds Trust II), as of June 30, 2000, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended, and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Cash Reserves Portfolio (a series of SR&F Base Trust) as of June 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the period ended June 30, 1999, and the financial highlights for each of the four years in the period then ended for the Liberty Money Market Fund were audited by other auditors whose report dated August 11, 1999 expressed an unqualified opinion on that financial statement and those financial highlights.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our

Report of Ernst & Young LLP,
Independent Auditors Continued
--------------------------------------------------------------------------------

audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Liberty Funds Trust II and SR&F Base Trust at June 30, 2000, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

/S/ ERNST & YOUNG LLP
Boston, Massachusetts
August 18, 2000

This page intentionally left blank.

This page intentionally left blank.

Liberty-Stein Roe Funds Income Trust
--------------------------------------------------------------------------------

Trustees
John A. Bacon, Jr.
Private Investor

William W. Boyd
Chairman and Director, Sterling Plumbing Group Inc.

Lindsay Cook
Executive Vice President, Liberty Financial Companies, Inc.

Douglas A. Hacker
Executive Vice President and Chief Financial Officer, United Airlines

Janet Langford Kelly
Executive Vice President, Secretary and General Counsel, Kellogg Company

Charles R. Nelson
Van Voorhis Professor of Political Economy, University of Washington

Thomas C. Theobald
Managing Director, William Blair Capital Partners

Officers
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President, Secretary
Loren A. Hansen, Executive Vice President
Joseph Palombo, Executive Vice President
Pamela McGrath, Senior Vice President, Treasurer
Nancy L. Conlin, Senior Vice President, Secretary
Kevin Connaughton, Controller

Agents and Advisors
Stein Roe & Farnham Incorporated

Investment Advisor
State Street Bank and Trust Company

Custodian
Stein Roe Services Inc.

Transfer Agent
Bell, Boyd & Lloyd, LLC
Legal Counsel to the Trust

Ernst & Young LLP
Independent Auditors

THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

EQUITY FUNDS
Balanced Fund
Growth & Income Fund
Disciplined Stock Fund*
Growth Stock Fund
Growth Investor Fund
Young Investor Fund
Large Company Focus Fund
Midcap Growth Fund**
Capital Opportunities Fund
International Fund
Small Company Growth Fund

  * Formerly Special Fund
** Formerly Growth Opportunities Fund



                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                      Financial Advisors call: 800-322-0593
                         Shareholders call: 800-338-2550
                                www.steinroe.com

           In Chicago, visit our Fund Center at One South Wacker Drive

                         Liberty Funds Distributor, Inc.



                                                 536-02/255C-0700 (8/00) 00/1373